INVESTMENT SECURITIES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2009 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2009 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2010 Domestic Equity Securities [Member] EUR (€)	Dec. 31, 2009 Domestic Equity Securities [Member] EUR (€)	Dec. 31, 2010 Foreign Equity Securities [Member] EUR (€)	Dec. 31, 2009 Foreign Equity Securities [Member] EUR (€)	Dec. 31, 2010 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2009 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2010 Total Available For Sale Securities [Member] EUR (€)	Dec. 31, 2009 Total Available For Sale Securities [Member] EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost					€ 10,448,865,000	€ 9,945,165,000		€ 3,671,148,000	€ 3,195,125,000		€ 1,381,722,000	€ 924,228,000		€ 1,414,465,000	€ 1,587,378,000		€ 145,444,000	€ 221,689,000	€ 145,022,000	€ 44,542,000	€ 510,566,000	€ 588,759,000	€ 17,717,232,000	€ 16,506,886,000
Gross Unrealized Gains					0	20,264,000		92,991,000	64,961,000		3,000	4,159,000		66,649,000	22,443,000		1,535,000	957,000	4,394,000	6,030,000	6,296,000	4,068,000	171,868,000	122,882,000
Gross unrealized (Losses)					(3,020,542,000)	(661,831,000)		(3,433,000)	(37,636,000)		(272,516,000)	(73,897,000)		(58,822,000)	(92,964,000)		(483,000)	(1,636,000)	(2,918,000)	(1,699,000)	(17,516,000)	(19,409,000)	(3,376,230,000)	(889,072,000)
Available-for-sale securities	14,512,870,000	15,740,696,000		20,863,815,000	7,428,323,000	9,303,598,000		3,760,706,000	3,222,450,000		1,109,209,000	854,490,000		1,422,292,000	1,516,857,000		146,496,000	221,010,000	146,498,000	48,873,000	499,346,000	573,418,000	14,512,870,000	15,740,696,000
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months					2,826,585,000	3,948,467,000	[1]	149,404,000	193,460,000	[1]	474,040,000	302,369,000	[1]	112,656,000	170,609,000	[1]	1,334,000	6,053,000	14,829,000	141,000	248,259,000	84,952,000
Unrealized Losses Less than 12 months					(718,432,000)	(269,737,000)		(2,966,000)	(1,170,000)		(30,253,000)	(25,307,000)		(4,294,000)	(14,304,000)		(453,000)	(1,099,000)	(2,040,000)	(16,000)	(4,209,000)	(914,000)
Fair Value 12 months or longer					4,249,574,000	2,911,806,000	[2]	46,623,000	666,192,000	[2]	632,081,000	151,616,000	[2]	417,257,000	473,102,000	[2]	127,000	2,921,000	2,024,000	2,947,000	131,327,000	199,163,000
Unrealized Losses 12 months or longer					(2,302,110,000)	(392,094,000)		(467,000)	(36,466,000)		(242,263,000)	(48,590,000)		(54,528,000)	(78,660,000)		(30,000)	(537,000)	(878,000)	(1,683,000)	(13,307,000)	(18,495,000)
Fair Value Total					7,076,159,000	6,860,273,000	[3]	196,027,000	859,652,000	[3]	1,106,121,000	453,985,000	[3]	529,913,000	643,711,000	[3]	1,461,000	8,974,000	16,853,000	3,088,000	379,586,000	284,115,000
Unrealized Losses Total					(3,020,542,000)	(661,831,000)		(3,433,000)	(37,636,000)		(272,516,000)	(73,897,000)		(58,822,000)	(92,964,000)		(483,000)	(1,636,000)	(2,918,000)	(1,699,000)	(17,516,000)	(19,409,000)
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses Footnotes [Abstract]
Restatement of fair value amount of Greek government bonds in an unrealized loss position for less than 12 months	1,060,000,000
Restatement of fair value amount of Debt securities issued by other governments and public entities in an unrealized loss position for less than 12 months	3,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated in Greece in an unrealized loss position for less than 12 months	60,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated outside Greece in an unrealized loss position for less than 12 months	25,000,000
Restatement of fair value amount of bonds in an unrealized loss position for less than 12 months	1,148,000,000
Restatement of fair value amount of Greek government bonds in an unrealized loss position for 12 months or longer	253,000,000
Restatement of fair value amount of Debt securities issued by other governments and public entities in an unrealized loss position for 12 months or longer	6,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated in Greece in an unrealized loss position for 12 months or longer	63,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated outside Greece in an unrealized loss position for 12 months or longer	75,000,000
Restatement of fair value amount of bonds in an unrealized loss position for 12 months or longer	397,000,000
Restatement of fair value amount of Greek government bonds in an unrealized loss position	1,313,000,000
Restatement of fair value amount of Debt securities issued by other governments and public entities in an unrealized loss position	9,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated in Greece in an unrealized loss position	124,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated outside Greece in an unrealized loss position	100,000,000
Restatement of fair value amount of bonds in an unrealized loss position	1,545,000,000
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less	1,303,644,000
Due from one to five years	6,471,329,000
Due from five to ten years	4,905,568,000
Due after ten years	4,235,659,000
Total debt securities	16,916,200,000
Other non debt securities	801,032,000
Total	17,717,232,000
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less	1,283,456,000
Due from one to five years	5,943,721,000
Due from five to ten years	3,820,202,000
Due after ten years	2,673,151,000
Total debt securities	13,720,530,000
Other non debt securities	792,340,000
Total	14,512,870,000
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale portfolio	198,281,000	398,149,000	31,331,000
Gross realized losses on sales of available for sale portfolio	(132,741,000)	(48,220,000)	(5,144,000)
Other-Than-Temporary Impairment of available for sale debt securities	0	(151,474,000)	(4,165,000)
Other-Than-Temporary Impairment of available for sale equity securities and mutual funds	(89,497,000)	(206,854,000)	(13,607,000)
Net gains/(losses) on available for sale securities	(23,957,000)	(8,399,000)	8,415,000
Available For Sale Securities Textuals [Abstract]
Trading Reclass to AFS	1,357,000,000
AFS Reclass to HTM	1,912,600,000
AFS pledged as collateral	€ 7,191,000,000	€ 3,891,000,000

[1]	The fair value amounts relating to the debt securities in an unrealized loss position for less than 12 months have been restated by EUR 1,060 million, EUR 3 million, EUR 60 million, EUR 25 million and EUR 1,148 million, respectively.
[2]	The fair value amounts relating to the debt securities in an unrealized loss position for 12 months or longer have been restated by EUR 253 million, EUR 6 million, EUR 63 million, EUR 75 million and EUR 397 million, respectively.
[3]	The fair value amounts relating to the total debt securities in an unrealized loss position have been restated by EUR 1,313 million, EUR 9 million, EUR 124 million, EUR 100 million and EUR 1,545 million, respectively.